THE ADVISORS' INNER CIRCLE FUND III

            FIERA CAPITAL DIVERSIFIED ALTERNATIVES FUND (THE "FUND")

                       SUPPLEMENT DATED FEBRUARY 3, 2017
TO THE FUND'S SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS, EACH DATED MARCH 1,
            2016, AS SUPPLEMENTED JULY 12, 2016 AND NOVEMBER 4, 2016
              AND THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"),
    DATED MARCH 1, 2016, AS SUPPLEMENTED JULY 12, 2016 AND SEPTEMBER 2, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND SAI.

Mr. Charles Korchinski no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Charles Korchinski are hereby deleted from the Summary Prospectus, Statutory Prospectus and SAI.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 RLL-SK-007-0100